Segment Information (Schedule of Segment Results) (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Sales	$ 1,288	$ 1,253	$ 2,534	$ 2,478	$ 5,021	$ 4,870	$ 4,700
Operating profit	299	289	592	581	1,140	1,112	1,041
Other
Segment Reporting Information [Line Items]
Operating profit	(24)	(13)	(45)	(24)	(62)	(44)	(39)
Water Quality | Operating segments
Segment Reporting Information [Line Items]
Sales	777	756	1,526	1,485	3,039	2,887	2,669
Operating profit	188	180	369	348	$ 730	$ 668	$ 584
Product Quality & Innovation | Operating segments
Segment Reporting Information [Line Items]
Sales	511	497	1,008	993
Operating profit	$ 135	$ 122	$ 268	$ 257